Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders Equity - USD ($)	Total	Subordinate Voting [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS OF MEDMEN [Member]	Noncontrolling Interest	Super Voting [Member]
Balance, shares at Jul. 01, 2018		45,215,976					1,630,590
Balance, amount at Jul. 01, 2018	$ 194,577,116	$ 0	$ 172,441,570	$ (63,757,867)	$ 108,848,702	$ 85,728,414	$ 164,999
Net Loss	(257,920,654)	$ 0	$ 0	(69,079,888)	(69,079,888)	(188,840,766)	$ 0
Bought Deal Equity Financing, net, shares		29,321,818
Bought Deal Equity Financing, net, amount	115,289,679	$ 0	$ 115,289,679	0	115,289,679	0	$ 0
Derivative Liability Incurred on Issuance of Equity	(13,252,207)	$ 0	$ (13,252,207)	0	(13,252,207)	0	$ 0
At-the-Market Equity Financing Program, net, shares		5,168,500
At-the-Market Equity Financing Program, net, amount	$ 13,306,096	$ 0	$ 13,306,096	$ 0	$ 13,306,096	$ 0	$ 0
Shares Issued to Settle Debt, shares		632,130
Shares Issued to Settle Debt, amount	$ 2,170,163	$ 0	$ 2,170,163	$ 0	$ 2,170,163	$ 0	$ 0
Shares Issued for Debt Issuance Costs, Shares		2,691,141
Shares Issued for Debt Issuance Costs, Amount	5,836,550	$ 0	5,836,550	0	5,836,550	0	$ 0
Equity component of debt	7,548,720	$ 0	7,548,720	0	7,548,720	0	$ 0
Redemption of MedMen Corp Redeemable Shares, shares		58,095,821
Redemption of MedMen Corp Redeemable Shares, amount	0	$ 0	$ 204,400,820	(212,084,052)	(7,683,232)	7,683,232	$ 0
Redemption of LLC Redeemable Units, shares		5,566,993
Redemption of LLC Redeemable Units, amount	0	$ 0	$ 16,768,120	7,671,349	24,439,469	(24,439,469)	$ 0
Other Assets, shares		919,711
Other Assets, amount	2,986,501	$ 0	$ 2,986,501	0	2,986,501	0	$ 0
Acquisition Costs, shares		159,435
Acquisition Costs, amount	515,500	$ 0	$ 515,500	0	515,500	0	$ 0
Acquisition of Non-Controlling Interest, shares		9,736,870
Acquisition of Non-Controlling Interest, amount	0	$ 0	$ 33,035,817	(33,132,366)	(96,549)	96,549	$ 0
Business Acquisitions, shares		10,875,929
Business Acquisitions, amount	34,402,179	$ 0	$ 34,402,179	0	34,402,179	0	$ 0
Asset Acquisitions, shares		1,658,884
Asset Acquisitions, amount	5,097,436	$ 0	$ 5,097,436	0	5,097,436	0	$ 0
Vested Restricted Stock Units, shares		333,479
Vested Restricted Stock Units, amount	0	$ 0	$ 0	0	0	0	$ 0
Stock Grants for Compensation, shares		2,634,235
Stock Grants for Compensation, amount	5,712,872	$ 0	$ 5,712,872	0	5,712,872	0	$ 0
Share-Based Compensation, amount	13,935,569	0	13,935,569	0	13,935,569	0	0
Options Issued - Other Assets	633,837	0	633,837	0	633,837	0	0
Deferred Tax Impact on Conversion Feature	(7,473,216)	0	(7,473,216)	0	(7,473,216)	0	0
Non-Controlling Interest Equity Transactions	0	0	0	0	0	0	0
Cash Contributions	290,000	0	0	0	0	290,000	0
Conversion of Convertible Debentures	3,802,381	0	0	0	0	3,802,381	0
Asset Acquisitions	41,154,986	0	0	0	0	41,154,986	0
Share Issued to Settle Debt	6,759,125	0	0	0	0	6,759,125	0
Other Assets	343,678					343,678
Equity Component of Debt	13,590,104	0	0	0	0	13,590,104	0
Exercise of Warrants	8,521,268	0	0	0	0	8,521,268	0
Acquisition Costs	597,320	0	0	0	0	597,320	0
Share-Based Compensation	12,845,773	$ 0	0	0	0	12,845,773	$ 0
Balance, shares at Jun. 29, 2019		173,010,922					1,630,590
Balance, amount at Jun. 29, 2019	211,270,776	$ 0	613,356,006	(370,382,824)	243,138,181	(31,867,406)	$ 164,999
Net Loss	(156,046,499)	$ 0	0	(65,473,276)	(65,473,276)	(90,573,223)	$ 0
At-the-Market Equity Financing Program, net, shares		9,789,300
At-the-Market Equity Financing Program, net, amount	12,399,249	$ 0	12,399,249	0	12,399,249	0	$ 0
Shares Issued to Settle Debt, shares		1,231,280
Shares Issued to Settle Debt, amount	2,441,912	$ 0	2,441,912	0	2,441,912	0	$ 0
Redemption of MedMen Corp Redeemable Shares, shares		6,225,620
Redemption of MedMen Corp Redeemable Shares, amount	0	$ 0	23,362,740	(24,037,868)	(675,128)	675,128	$ 0
Asset Acquisitions, shares		7,373,034
Asset Acquisitions, amount	4,904,381	$ 0	4,904,381	0	4,904,381	0	$ 0
Stock Grants for Compensation, shares		1,889,646
Stock Grants for Compensation, amount	2,734,119	$ 0	2,698,902	0	2,698,902	35,217	$ 0
Share-Based Compensation, amount	5,465,147	0	5,465,147	0	5,465,147	0	0
Deferred Tax Impact on Conversion Feature	(260)	0	0	(260)	(260)	0	0
Share-Based Compensation	1,313,059	$ 0	0	0	0	1,313,059	$ 0
Shares Issued for Cash, shares		38,355,076
Shares Issued for Cash, amount	40,200,000	$ 0	40,200,000	0	40,200,000	0	$ 0
Shares Issued to Settle Contingent Consideration, shares		10,691,455
Shares Issued to Settle Contingent Consideration, amount	10,811,219	$ 0	10,811,219	0	10,811,219	0	$ 0
Equity Component of Debt - New and Amended	2,517,014	$ 0	2,517,014	0	2,517,014	0	$ 0
Shares Issued for Vested Restricted Stock Units, shares		67,038
Shares Issued for Vested Restricted Stock Units, amount	0	$ 0	0	0	0	0	$ 0
Shares Issued for Other Assets, shares		3,107,315
Shares Issued for Other Assets, amount	2,397,659	$ 0	2,397,659	0	2,397,659	0	$ 0
Shares Issued for Acquisition Costs, shares		214,716
Shares Issued for Acquisition Costs, amount	421,497	$ 0	421,497	0	421,497	0	$ 0
Shares Issued for Business Acquisition, shares		5,112,263
Shares Issued for Business Acquisition, amount	9,833,000	$ 0	9,833,000	0	9,833,000	0	$ 0
Distributions	(310,633)	0	0	0	0	(310,633)	0
Equity Component of Debt - New and Amended Amount	(1,444,676)	$ 0	$ 0	0	0	(1,444,676)	$ 0
Balance, shares at Dec. 28, 2019		257,067,665					1,630,590
Balance, amount at Dec. 28, 2019	148,906,963	$ 0	$ 730,808,726	(459,894,228)	271,079,497	(122,172,534)	$ 164,999
Balance, shares at Jun. 29, 2019		173,010,922					1,630,590
Balance, amount at Jun. 29, 2019	211,270,776	$ 0	613,356,006	(370,382,824)	243,138,181	(31,867,406)	$ 164,999
Net Loss	(526,530,409)	$ 0	$ 0	(247,264,351)	(247,264,351)	(279,266,058)	$ 0
At-the-Market Equity Financing Program, net, shares		9,789,300
At-the-Market Equity Financing Program, net, amount	12,399,252	$ 0	$ 12,399,252	0	12,399,252	0	$ 0
Redemption of MedMen Corp Redeemable Shares, shares		83,119,182
Redemption of MedMen Corp Redeemable Shares, amount	0	$ 0	$ 44,878,551	(12,685,751)	32,192,800	(32,192,800)	$ 0
Asset Acquisitions, shares		7,373,034
Asset Acquisitions, amount	4,904,381	$ 0	$ 4,904,381	0	4,904,381	0	$ 0
Stock Grants for Compensation, shares		4,675,017
Stock Grants for Compensation, amount	3,656,926	$ 0	$ 3,621,769	0	3,621,769	35,157	$ 0
Share-Based Compensation, amount	5,916,125	0	5,916,125	0	5,916,125	0	0
Deferred Tax Impact on Conversion Feature	(11,009,989)	0	(10,452,700)	(557,289)	(11,009,989)	0	0
Share-Based Compensation	1,492,073	$ 0	$ 0	0	0	1,492,073	$ 0
Shares Issued for Cash, shares		61,596,792
Shares Issued for Cash, amount	50,193,938	$ 0	$ 50,193,938	0	50,193,938	0	$ 0
Shares Issued to Settle Contingent Consideration, shares		13,737,444
Shares Issued to Settle Contingent Consideration, amount	11,559,875	$ 0	$ 11,559,875	0	11,559,875	0	$ 0
Equity Component of Debt - New and Amended	23,781,053	$ 0	23,781,053	0	23,781,053	0	$ 0
Shares Issued for Vested Restricted Stock Units, shares		329,548
Shares Issued for Vested Restricted Stock Units, amount	0	$ 0	0	0	0	0	$ 0
Shares Issued for Other Assets, shares		13,479,589
Shares Issued for Other Assets, amount	7,802,182	$ 0	$ 7,802,182	0	7,802,182	0	$ 0
Shares Issued for Acquisition Costs, shares		765,876
Shares Issued for Acquisition Costs, amount	564,464	$ 0	$ 564,464	0	564,464	0	$ 0
Shares Issued for Business Acquisition, shares		5,112,263
Shares Issued for Business Acquisition, amount	9,833,000	$ 0	$ 9,833,000	0	9,833,000	0	$ 0
Distributions	(310,633)	0	0	0	0	(310,633)	0
Equity Component on Debt and Debt Modification	5,331,969	$ 0	$ 0	0	0	5,331,969	$ 0
Shares Issued to Settle Debt and Accrued Interest, shares		6,801,790
Shares Issued to Settle Debt and Accrued Interest, amount	5,255,172	$ 0	$ 5,255,172	0	5,255,172	0	$ 0
Shares Issued to Settle Accounts Payable and Liabilities, shares		24,116,461
Shares Issued to Settle Accounts Payable and Liabilities, amount	$ 7,477,045	$ 0	$ 7,477,045	$ 0	$ 7,477,045	$ 0	$ 0
Repurchase and Cancellation of Super Voting Shares, shares							(815,295)
Repurchase and Cancellation of Super Voting Shares, amount	$ (475,650)	$ 0	$ 82,500	$ (475,650)	$ (475,650)	$ 0	$ (82,500)
Balance, shares at Jun. 27, 2020		403,907,218					815,295
Balance, amount at Jun. 27, 2020	(176,888,450)	$ 0	791,172,613	(631,365,866)	159,889,247	(336,777,697)	$ 82,500
Net Loss	(101,708,342)	$ 0	0	(71,615,346)	(71,615,346)	(30,092,996)	0
Redemption of MedMen Corp Redeemable Shares, shares		88,945,434
Redemption of MedMen Corp Redeemable Shares, amount	0	$ 0	13,655,293	34,925,150	48,580,443	(48,580,443)	0
Stock Grants for Compensation, shares		3,001,282
Stock Grants for Compensation, amount	817,252	$ 0	817,252	0	817,252	0	0
Share-Based Compensation, amount	2,546,220	0	2,546,220	0	2,546,220	0	0
Deferred Tax Impact on Conversion Feature	(11,233,284)	0	(10,023,232)	0	(10,023,232)	(1,210,052)	0
Equity Component of Debt - New and Amended	33,589,921	$ 0	33,589,921	0	33,589,921	0	0
Shares Issued for Vested Restricted Stock Units, shares		7,173,256
Shares Issued for Vested Restricted Stock Units, amount	437,386	$ 0	437,386	0	437,386	0	0
Shares Issued for Acquisition Costs, shares		2,082,890
Shares Issued for Acquisition Costs, amount	318,095	$ 0	318,095	0	318,095	0	0
Equity Component on Debt and Debt Modification	4,055,133	$ 0	0	0	0	4,055,133	$ 0
Shares Issued to Settle Accounts Payable and Liabilities, shares		7,205,754
Shares Issued to Settle Accounts Payable and Liabilities, amount	$ 1,159,071	$ 0	$ 1,159,071	$ 0	$ 1,159,071	$ 0
Repurchase and Cancellation of Super Voting Shares, shares			82,500				(815,295)
Deemed Dividend - Down Round Feature of Warrants	$ 0	$ 0	$ 6,364,183	$ (6,364,183)	$ 0	$ 0	$ 0
Cancellation of Super Voting Shares, amount							(82,500)
Non-Controlling Interest Equity Transactions	0	$ 0	0	0	0	0	$ 0
Balance, shares at Dec. 26, 2020		512,315,834
Balance, amount at Dec. 26, 2020	$ (246,906,998)	$ 0	$ 840,119,302	$ (674,420,245)	$ 165,699,057	$ (412,606,055)	$ 0